S000067834 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	34.37%	3.05%	9.42%
Performance Inception Date			Feb. 26, 2020
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.55%	1.89%	8.35%
Performance Inception Date			Feb. 26, 2020
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.65%	1.98%	7.16%
Performance Inception Date			Feb. 26, 2020
Institutional Class Shares | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.19%	7.79%
Performance Inception Date			Feb. 26, 2020
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	27.02%	1.68%	8.16%
Performance Inception Date			Feb. 26, 2020
Class A Shares | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.19%	7.79%
Performance Inception Date			Feb. 26, 2020
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	32.01%	2.04%	8.39%
Performance Inception Date			Feb. 26, 2020
Class C Shares | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.19%	7.79%
Performance Inception Date			Feb. 26, 2020